Leases - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Right-of-use assets	$ 1,016	$ 1,375	$ 0